Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2018
Goodwill [Roll Forward]
Balance as of December 31, 2019	$ 4,738	$ 4,399
Goodwill acquired in SBTech Acquisition	470,945	339
Currency Translation Adjustment	4,895
Balance as of June 30, 2020	480,578	$ 4,738
B2c Segments Member
Goodwill [Roll Forward]
Balance as of December 31, 2019	4,738
Goodwill acquired in SBTech Acquisition	348,345
Balance as of June 30, 2020	353,083
B2b Segments Member
Goodwill [Roll Forward]
Goodwill acquired in SBTech Acquisition	122,600
Currency Translation Adjustment	4,895
Balance as of June 30, 2020	$ 127,495